As filed with the Securities and Exchange Commission
on October 25, 2002
Registration No. 333-74295; 811-09253

SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        __
Pre-Effective Amendment No. ___                                                                                            __
Post-Effective Amendment No. 47                                                                                             X

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 __
Amendment No. 48                                                                                                                    X

________________________

WELLS FARGO FUNDS TRUST
(Exact Name of Registrant as specified in Charter)
525 Market Street
San Francisco, CA 94105
(Address of Principal Executive Offices, including Zip Code)

__________________________

Registrant's Telephone Number, including Area Code: (800) 643-9691
C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105
(Name and Address of Agent for Service)
With a copy to:
Robert M. Kurucza, Esq.
Marco E. Adelfio, Esq.
Morrison & Foerster LLP
2000 Pennsylvania Ave., N.W.
Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):
__ Immediately upon filing pursuant to Rule 485(b), or
X on November 25, 2002 pursuant to Rule 485(b)
__ 60 days after filing pursuant to Rule 485(a)(1), or
__ on _________ pursuant to Rule 485(a)(1)
__ 75 days after filing pursuant to Rule 485(a)(2), or
__ on ___________pursuant to Rule 485(a)(2)
If appropriate, check the following box:
X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

            This Post-Effective Amendment No. 47 (the "Amendment") to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed to delay the effectiveness of Post-Effective Amendment No. 44 until November 25, 2002. Parts A, B and C are incorporated by reference to Post-Effective Amendment No. 37 which was filed pursuant to Rule 485(a) on June 13, 2002. This Amendment does not affect the Registration Statement for any other funds of the Trust.

SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, State of California, on the 25th day of October, 2002.

WELLS FARGO FUNDS TRUST

By:  /s/ Christopher R. Bellonzi
Christopher R. Bellonzi
Assistant Secretary

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 47 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                                                                       Title                                                                                                       Date

                        *                                                              Trustee
Robert C. Brown

                       *                                                               Trustee
Thomas S. Goho

                       *                                                               Trustee
Peter G. Gordon

                       *                                                               Trustee
W. Rodney Hughes

                       *                                                               Trustee
Richard M. Leach

                       *                                                               Trustee
J. Tucker Morse

                       *                                                               Trustee
Timothy J. Penny

                       *                                                               Trustee
Donald C. Willeke

                       *                                                               President
Michael J. Hogan                                                         (Principal Executive Officer)

                       *                                                               Treasurer
Karla M. Rabusch                                                        (Principal Financial and Accounting Officer)                                10/25/2002

*By:   /s/ Christopher R. Bellonzi
        Christopher R. Bellonzi
        As Attorney-in-Fact
        October 25, 2002